Document and Entity Information	Mar. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 26, 2026
Entity Registrant Name	VERSIGENT PLC
Entity Incorporation State Country Code	Y9
Entity File Number	001-42957
Entity Tax Identification Number	98-1868085
Entity Address Address Line 1	Spitalstrasse 5
Entity Address Postal Zip Code	8200
Entity Address City Or Town	Schaffhausen
Entity Address Country	CH
Country Region	41
City Area Code	52
Local Phone Number	580 96 00
Entity Information Former Legal Or Registered Name	Versigent Limited
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, par value $0.01 per share
Trading Symbol	VGNT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002078008